Debt - Long-term debt restructurings (Narrative) (Details)								12 Months Ended
	Nov. 28, 2017 USD ($)	Nov. 28, 2017 EUR (€)	Nov. 27, 2017	Jan. 19, 2017 USD ($)	Jan. 18, 2017	Jul. 28, 2015 USD ($) tranche	Mar. 24, 2014 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 01, 2015 USD ($)
Debt Instrument [Line Items]
Additional proceeds								$ 4,477,800,000	$ 0	$ 2,806,600,000
Debt refinancing costs								5,300,000	0	16,500,000
Loss on extinguishment of debt								3,800,000	$ 0	$ 12,100,000
Number of revolving tranches | tranche						2
Second Amendment Of The Senior Term B Loan Facility, US Dollar Denominated Tranche [Member]
Debt Instrument [Line Items]
Loan agreement	$ 2,283,500,000.0
Total net leverage required for additional interest rate reduction (ratio)	4.00	4.00
Installment payments	$ 5,700,000
Second Amendment Of The Senior Term B Loan Facility, US Dollar Denominated Tranche [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Decrease in interest rate	25.00%	25.00%
Debt instrument, credit spread on variable interest rate	2.50%	2.50%
Term of extension	2 years	2 years
Senior Term B Loan US Dollar Denominated Tranche [Member]
Debt Instrument [Line Items]
Loan agreement				$ 2,200,000,000.0
Proceeds used to repay existing loans	$ 2,183,500,000.0
Additional proceeds				$ 175,600,000
Senior Term B Loan US Dollar Denominated Tranche [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Decrease in interest rate				50.00%
Debt instrument, credit spread on variable interest rate			2.75%	2.75%
Additional reduction of interest rate available	25.00%	25.00%
Senior Term Loan Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, credit spread on variable interest rate					3.25%
Senior Term Loan Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed interest rate				1.00%
Euro Tranche Term Loan Due Twenty Seventeen Variable Interest Rate Of Five Point Two Five Percent [Member]
Debt Instrument [Line Items]
Proceeds used to repay existing loans	$ 95,800,000	€ 80,900,000
Unsecured Notes [Member]
Debt Instrument [Line Items]
Loan agreement											$ 400,000,000.0
Fixed interest rate											6.75%
New North American ABL Facility [Member]
Debt Instrument [Line Items]
Term of loan facility						5 years
Loan facility						$ 1,300,000,000		$ 1,300,000,000
Unused line fee (as a percent)								0.375%	0.375%
New North American ABL Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Unused line fee (as a percent)						0.25%
New North American ABL Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Unused line fee (as a percent)						0.375%
New North American ABL Facility [Member] | New North American ABL Term Loan [Member]
Debt Instrument [Line Items]
Loan facility						$ 100,000,000
North American ABL Facility [Member]
Debt Instrument [Line Items]
Loan facility						1,400,000,000
Facility terminated						1,400,000,000.0
Quarterly installments						16,700,000
European ABL Facility Due Twenty Nineteen Variable Interest Rate Of Two Point Zero One Percent [Member]
Debt Instrument [Line Items]
Term of loan facility							5 years
Loan facility | €							€ 200,000,000
European ABL Facility Due Twenty Nineteen Variable Interest Rate Of Two Point Zero One Percent [Member] | Minimum [Member]
Debt Instrument [Line Items]
Unused line fee (as a percent)							0.25%
European ABL Facility Due Twenty Nineteen Variable Interest Rate Of Two Point Zero One Percent [Member] | Maximum [Member]
Debt Instrument [Line Items]
Unused line fee (as a percent)							0.50%
ABL Facility Maturing December Thirty One Twenty Sixteen [Member]
Debt Instrument [Line Items]
Facility terminated | €							€ 68,000,000
Revolving Loan Tranche [Member ] | United States Subsidiaries [Member] | New North American ABL Facility [Member]
Debt Instrument [Line Items]
Loan facility						1,000,000,000
Revolving Loan Tranche [Member ] | Canadian Subsidiaries [Member] | New North American ABL Facility [Member]
Debt Instrument [Line Items]
Loan facility						$ 300,000,000